Long-term investments (Tables)	6 Months Ended
Jun. 30, 2025
Long-term investments
Schedule of long-term investments

	December 31,	June 30,
	2024	2025
		(Unaudited)
Equity investments:
Equity method investments (i)	1,275,287	864,085
Equity securities using fair value option (ii)	1,103,150	1,103,150
Equity securities without readily determinable fair value (iii)	504,282	500,771
Equity securities with readily determinable fair value	33,865	43,902
Debt investments:
Held-to-maturity debt securities – time deposit	12,086	13,142
Available-for-sale debt securities (iv)	173,918	175,407
Retained asset-backed securities (v)	23,419	10,273
Total	3,126,007	2,710,730

Schedule of equity securities without readily determinable fair value

	December 31,	June 30,
	2024	2025
		(Unaudited)
Equity securities without readily determinable fair value:
Initial cost	417,497	417,497
Net cumulative fair value adjustments	86,785	83,274
Carrying value	504,282	500,771

Schedule of available-for-sale debt securities

	December 31,	June 30,
	2024	2025
		(Unaudited)
Available-for-sale debt securities:
Initial cost	173,918	175,407
Net cumulative fair value adjustments	—	—
Carrying value	173,918	175,407